Shareholder Report, Holdings (Details) - C000017675	Jan. 31, 2026
Talen Energy9175629
Holdings [Line Items]
Percent of Total Investments	5.50%
DT Midstream9175578
Holdings [Line Items]
Percent of Total Investments	5.40%
Quanta Services9175620
Holdings [Line Items]
Percent of Total Investments	4.70%
NiSource9175614
Holdings [Line Items]
Percent of Total Investments	4.40%
Cameco9175557
Holdings [Line Items]
Percent of Total Investments	4.30%
Entergy9175583
Holdings [Line Items]
Percent of Total Investments	4.30%
IDACORP9175595
Holdings [Line Items]
Percent of Total Investments	4.00%
Constellation Energy9175568
Holdings [Line Items]
Percent of Total Investments	3.90%
Corning9175571
Holdings [Line Items]
Percent of Total Investments	3.60%
Equinix9175590
Holdings [Line Items]
Percent of Total Investments	3.50%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.70%